JPMorgan Limited Duration Bond Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 39.5%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	137	137
ACHV ABS TRUST Series 2023-1PL, Class A, 6.42%, 3/18/2030 (a)	475	474
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 5.94%, 12/18/2037 (a) (b)	1,006	965
American Credit Acceptance Receivables Trust
Series 2022-2, Class A, 2.66%, 2/13/2026 (a)	444	443
Series 2023-1, Class A, 5.45%, 9/14/2026 (a)	2,661	2,649
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 5.06%, 8/25/2033 (b)	18	18
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 6.79%, 12/25/2032 (b)	1,244	1,155
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3, Class M1A, 5.77%, 9/25/2028 (b)	1	2
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104	6,476
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	4,000	3,530
Apidos CLO (Cayman Islands) Series 2019-31A, Class A1R, 6.36%, 4/15/2031 (a) (b)	4,350	4,298
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (a)	211	205
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A, 2.36%, 3/20/2026 (a)	10,490	9,910
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	3,400	3,301
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 6.26%, 10/20/2031 (a) (b)	3,244	3,199
Series 2019-1A, Class A1R, 6.29%, 7/15/2032 (a) (b)	6,415	6,305
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.46%, 1/25/2035 (b)	406	399
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 6.04%, 12/25/2033 (b)	409	388
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	1,369	1,295
BSPRT Issuer Ltd. (Cayman Islands) Series 2022-FL8, Class A, 6.37%, 2/15/2037 (a) (b)	5,000	4,886
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	1,048	991
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	1,761	1,620
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	8,581	8,235
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	982	941
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 6.58%, 11/15/2037 (a) (b)	9,000	8,597
Capital One Multi-Asset Execution Trust Series 2022-A1, Class A1, 2.80%, 3/15/2027	5,005	4,816
CarMax Auto Owner Trust
Series 2020-3, Class A3, 0.62%, 3/17/2025	583	576
Series 2020-4, Class A3, 0.50%, 8/15/2025	1,222	1,192
Series 2022-2, Class A3, 3.49%, 2/16/2027	4,720	4,594
Carvana Auto Receivables Trust
Series 2020-P1, Class A3, 0.44%, 6/9/2025	468	466
Series 2020-P1, Class A4, 0.61%, 10/8/2026	2,220	2,104
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 5.99%, 1/25/2032 (b)	68	70
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,307	2,083
CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	298	297
CoreVest American Finance Trust
Series 2019-1, Class A, 3.32%, 3/15/2052 (a)	327	322
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	707	675
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	4,264	3,876
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 5.74%, 6/25/2033 (b)	271	266
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	15	15

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CPS Auto Receivables Trust
Series 2021-D, Class A, 0.61%, 10/15/2025 (a)	378	377
Series 2023-A, Class A, 5.54%, 3/16/2026 (a)	2,603	2,591
Series 2022-C, Class A, 4.18%, 4/15/2030 (a)	4,879	4,834
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	116	115
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	3,993	3,951
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	3,909	3,824
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	1,447	1,377
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	584	537
DLLST LLC Series 2022-1A, Class A3, 3.40%, 1/21/2025 (a)	4,510	4,425
DT Auto Owner Trust
Series 2022-2A, Class A, 2.88%, 6/15/2026 (a)	1,736	1,713
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	1,286	1,248
Series 2023-1A, Class A, 5.48%, 4/15/2027 (a)	4,283	4,260
Elmwood CLO Ltd. (Cayman Islands) Series 2020-2A, Class AR, 6.40%, 10/20/2034 (a) (b)	7,500	7,315
Enterprise Fleet Financing LLC Series 2022-1, Class A2, 3.03%, 1/20/2028 (a)	3,161	3,075
Exeter Automobile Receivables Trust Series 2022-3A, Class A3, 4.21%, 1/15/2026	5,681	5,655
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 6.19%, 4/25/2032 (b)	61	61
Series 2002-FF4, Class M1, 6.71%, 2/25/2033 (b)	578	460
Series 2003-FFH1, Class M2, 7.76%, 9/25/2033 (b)	226	194
Series 2004-FF8, Class M4, 6.74%, 10/25/2034 (b)	205	187
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	121	120
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	12,566	11,475
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,935	6,123
FREED ABS Trust Series 2022-3FP, Class A, 4.50%, 8/20/2029 (a)	233	233
Fremont Home Loan Trust Series 2005-C, Class M2, 5.87%, 7/25/2035 (b)	79	79
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 6.36%, 11/16/2036 (a) (b)	5,290	5,107
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 6.23%, 10/15/2030 (a) (b)	1,923	1,898
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (b)	2,146	1,941
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (a)	1,558	1,395
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	1,337	1,177
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 5.29%, 9/15/2030 (b)	9	9
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	876	782
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	430	415
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	2,309	2,234
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	920	863
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B, 0.61%, 10/15/2025 (a)	1,475	1,465
Series 2021-B, Class B, 0.62%, 3/16/2026 (a)	4,635	4,497
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 6.33%, 4/15/2031 (a) (b)	5,000	4,914
Lendingpoint Asset Securitization Trust
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	2,797	2,752

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-C, Class A, 6.56%, 2/15/2030 (a)	3,235	3,229
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	942	935
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	3,000	2,939
LP LMS Asset Securitization Trust
Series 2021-2A, Class A, 1.75%, 1/15/2029 (a)	1,169	1,143
Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	3,528	3,542
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	2,610	2,509
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000	2,660
Marlin Receivables LLC Series 2022-1A, Class A2, 4.53%, 9/20/2025 (a)	4,308	4,266
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 6.19%, 10/16/2036 (a) (b)	3,500	3,402
Series 2022-FL8, Class A, 6.27%, 2/19/2037 (a) (b)	5,000	4,890
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 6.22%, 7/20/2031 (a) (b)	4,425	4,367
New Century Home Equity Loan Trust Series 2003-5, Class AII, 4.11%, 11/25/2033 (b)	173	152
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (a)	9,535	9,406
OCP CLO Ltd. (Cayman Islands) Series 2015-9A, Class A1R2, 6.24%, 1/15/2033 (a) (b)	5,000	4,924
OneMain Financial Issuance Trust
Series 2020-1A, Class A, 3.84%, 5/14/2032 (a)	964	958
Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000	4,369
Oportun Issuance Trust Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	5,000	4,855
Pagaya AI Debt Selection Trust Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	739	730
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-3A, Class A1, 6.05%, 7/20/2029 (a) (b)	2,243	2,211
Series 2021-4A, Class A1, 6.06%, 10/15/2029 (a) (b)	3,773	3,727
Series 2022-2A, Class A1, 6.26%, 10/15/2030 (a) (b)	4,387	4,337
PFP Ltd. (Cayman Islands) Series 2021-7, Class A, 5.96%, 4/14/2038 (a) (b)	234	230
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (c)	2,500	2,332
Progress Residential
Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (a)	3,014	2,654
Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	4,989	4,455
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (a)	8,963	8,162
Series 2019-SFR4, Class A, 2.69%, 10/17/2036 (a)	8,479	8,123
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	5,049	4,719
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	10,987	9,707
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,476	3,912
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	3,400	3,233
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	523	403
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	2,750	2,563
Santander Drive Auto Receivables Trust
Series 2022-5, Class A2, 3.98%, 1/15/2025	2,170	2,166
Series 2022-6, Class A2, 4.37%, 5/15/2025	2,209	2,204
Series 2022-4, Class A3, 4.14%, 2/16/2027	7,340	7,233
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	5,900	5,994
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 5/20/2036 (a)	454	437
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	637	591

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	3,212	2,706
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	941	910
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 5.84%, 4/25/2033 (b)	14	14
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 6.37%, 7/23/2033 (a) (b)	5,000	4,904
Tesla Auto Lease Trust
Series 2021-A, Class A3, 0.56%, 3/20/2025 (a)	1,717	1,697
Series 2021-B, Class A4, 0.63%, 9/22/2025 (a)	2,680	2,546
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	5,300	5,093
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,978	5,372
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,270	3,051
Upstart Securitization Trust
Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	1,116	1,092
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	3,156	3,114
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	4,207	4,177
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	2,376	2,331
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (a) (c)	775	740
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (c)	1,673	1,538
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (c)	1,431	1,301
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (c)	4,708	4,288
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (c)	3,973	3,683
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (c)	1,319	1,207
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (c)	2,020	1,896
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (c)	2,778	2,621
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (c)	3,733	3,433
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	888	866
Westlake Automobile Receivables Trust
Series 2022-3A, Class A2, 5.24%, 7/15/2025 (a)	10,000	9,964
Series 2022-2A, Class A3, 3.75%, 4/15/2026 (a)	5,350	5,239
World Omni Auto Receivables Trust Series 2022-B, Class A3, 3.25%, 7/15/2027	8,750	8,470
World Omni Select Auto Trust Series 2020-A, Class B, 0.84%, 6/15/2026	4,750	4,642
Total Asset-Backed Securities (Cost $430,183)		411,013
Collateralized Mortgage Obligations — 23.8%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (c)	—	—
Series 2004-33, Class 3A3, 3.72%, 12/25/2034 (b)	107	98
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	103	90
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 4.68%, 5/25/2034 (b)	94	88
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 6.14%, 11/25/2034 (b)	118	25
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 5.72%, 10/25/2041 (a) (b)	966	962
Series 2021-R03, Class 1M1, 5.82%, 12/25/2041 (a) (b)	4,585	4,546
Series 2022-R01, Class 1M1, 5.97%, 12/25/2041 (a) (b)	2,533	2,518
Series 2022-R06, Class 1M1, 7.72%, 5/25/2042 (a) (b)	3,200	3,273
Series 2022-R07, Class 1M1, 7.93%, 6/25/2042 (a) (b)	4,723	4,819
Series 2022-R08, Class 1M1, 7.52%, 7/25/2042 (a) (b)	1,756	1,775

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	3	3
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	244	236
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 4.44%, 10/25/2033 (b)	167	159
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.96%, 2/25/2020 (b)	25	25
FHLMC STACR REMIC Trust Series 2021-DNA3, Class M1, 5.72%, 10/25/2033 (a) (b)	2,424	2,409
FHLMC, REMIC
Series 1689, Class M, PO, 3/15/2024	—	—
Series 2033, Class PR, PO, 3/15/2024	—	—
Series 1974, Class ZA, 7.00%, 7/15/2027	15	15
Series 3737, Class DG, 5.00%, 10/15/2030	121	119
Series 4120, Class KI, IO, 3.00%, 10/15/2032	853	54
Series 5000, Class CB, 1.25%, 1/25/2035	4,803	4,191
Series 3300, Class FA, 5.41%, 8/15/2035 (b)	112	111
Series 3085, Class VS, IF, 8.29%, 12/15/2035 (b)	107	115
Series 4867, Class WF, 4.14%, 4/15/2037 (b)	8,108	7,850
Series 4350, Class AF, 4.10%, 12/15/2037 (b)	2,047	1,984
Series 4350, Class FK, 3.96%, 6/15/2038 (b)	2,445	2,368
Series 4515, Class FA, 4.14%, 8/15/2038 (b)	1,279	1,241
Series 4350, Class KF, 4.04%, 1/15/2039 (b)	414	400
Series 4448, Class TF, 4.07%, 5/15/2040 (b)	2,510	2,438
Series 4480, Class FM, 4.14%, 6/15/2040 (b)	2,998	2,897
Series 4457, Class KF, 3.99%, 10/15/2040 (b)	3,851	3,729
Series 4363, Class FA, 4.02%, 9/15/2041 (b)	1,896	1,832
Series 4413, Class WF, 3.84%, 10/15/2041 (b)	1,716	1,664
Series 4559, Class AF, 4.03%, 3/15/2042 (b)	1,254	1,232
Series 4074, Class FE, 5.51%, 7/15/2042 (b)	1,400	1,368
Series 4150, Class F, 5.48%, 1/15/2043 (b)	3,670	3,549
Series 4161, Class YF, 5.48%, 2/15/2043 (b)	2,746	2,656
Series 4281, Class FB, 5.66%, 12/15/2043 (b)	1,910	1,860
Series 4606, Class FL, 5.61%, 12/15/2044 (b)	3,914	3,798
Series 4594, Class GN, 2.50%, 2/15/2045	1,889	1,726
Series 5072, Class QC, 1.00%, 10/25/2050	5,487	4,219
FHLMC, STRIPS
Series 343, Class F4, 5.20%, 10/15/2037 (b)	2,055	2,022
Series 328, Class S4, IF, IO, 1.82%, 2/15/2038 (b)	3,795	203
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	38	28
Series T-54, Class 4A, 4.02%, 2/25/2043 (b)	824	743
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.24%, 12/25/2034 (b)	99	93
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,527	1,374
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 3.68%, 2/25/2044 (b)	122	117
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 4.76%, 3/25/2041 (b)	402	378
Series 2001-T8, Class A1, 7.50%, 7/25/2041	135	135
FNMA, REMIC
Series G94-9, Class PJ, 6.50%, 8/17/2024	10	10
Series 2013-43, Class YH, 2.50%, 5/25/2033	800	749

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-17, Class BF, 5.49%, 1/25/2034 (b)	118	118
Series 2006-3, Class SB, IF, IO, 1.56%, 7/25/2035 (b)	119	2
Series 2006-16, Class HZ, 5.50%, 3/25/2036	112	113
Series 2006-124, Class FC, 5.49%, 1/25/2037 (b)	583	568
Series 2014-23, Class FA, 4.20%, 10/25/2039 (b)	8,748	8,439
Series 2012-38, Class PA, 2.00%, 9/25/2041	938	859
Series 2013-54, Class HF, 5.34%, 10/25/2041 (b)	142	142
Series 2012-93, Class ME, 2.50%, 1/25/2042	1,108	1,024
Series 2012-13, Class FA, 5.72%, 2/25/2042 (b)	5,221	5,105
Series 2012-31, Class FB, 5.69%, 4/25/2042 (b)	4,190	4,093
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,768	1,609
Series 2012-119, Class FB, 5.49%, 11/25/2042 (b)	2,785	2,687
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,058	1,945
Series 2013-6, Class FL, 5.54%, 2/25/2043 (b)	679	658
Series 2014-49, Class AF, 4.17%, 8/25/2044 (b)	121	118
Series 2015-42, Class BF, 4.25%, 6/25/2045 (b)	2,884	2,816
Series 2016-25, Class LA, 3.00%, 7/25/2045	7,476	6,920
Series 2016-33, Class JA, 3.00%, 7/25/2045	2,639	2,454
Series 2015-91, Class AF, 4.20%, 12/25/2045 (b)	2,784	2,699
Series 2016-58, Class SA, IO, 0.00%, 8/25/2046 (b)	6,974	236
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,608	1,487
Series 2017-104, Class LA, 3.00%, 11/25/2047	1,106	1,016
Series 2019-38, Class PC, 3.00%, 2/25/2048	2,525	2,332
Series 2019-77, Class FP, 5.69%, 1/25/2050 (b)	9,576	9,287
Series 2014-66, Class WF, 4.18%, 10/25/2054 (b)	1,182	1,152
Series 2019-74, Class BF, 5.69%, 12/25/2059 (b)	4,944	4,759
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 3.84%, 10/25/2042 (b)	378	331
Series 2003-W15, Class 3A, 4.16%, 12/25/2042 (b)	436	401
Series 2003-W1, Class 2A, 5.23%, 12/25/2042 (b)	118	114
Series 2009-W1, Class A, 6.00%, 12/25/2049	149	151
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,314	2,254
Series 2010-166, Class GP, 3.00%, 4/20/2039	359	351
Series 2012-61, Class FM, 5.51%, 5/16/2042 (b)	3,603	3,560
Series 2012-H21, Class FA, 5.36%, 7/20/2062 (b)	1,225	1,216
Series 2012-H29, Class FA, 5.37%, 10/20/2062 (b)	1,077	1,071
Series 2013-H16, Class FA, 5.40%, 7/20/2063 (b)	3,197	3,179
Series 2014-H07, Class FC, 5.46%, 5/20/2064 (b)	9,193	9,125
Series 2014-H11, Class JA, 5.36%, 6/20/2064 (b)	2,543	2,521
Series 2014-H17, Class FM, 5.18%, 8/20/2064 (b)	6,966	6,902
Series 2015-H03, Class FD, 4.41%, 1/20/2065 (b)	3,762	3,697
Series 2015-H04, Class FL, 5.17%, 2/20/2065 (b)	6,415	6,361
Series 2015-H12, Class FJ, 5.29%, 5/20/2065 (b)	4,433	4,401
Series 2015-H14, Class FB, 5.29%, 5/20/2065 (b)	5,626	5,592
Series 2015-H12, Class FA, 5.34%, 5/20/2065 (b)	4,589	4,552
Series 2015-H15, Class FB, 4.64%, 6/20/2065 (b)	6,707	6,642
Series 2015-H19, Class FN, 5.30%, 7/20/2065 (b)	7,423	7,353

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H23, Class TA, 5.33%, 9/20/2065 (b)	9,535	9,446
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	372	350
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	81	80
Impac CMB Trust
Series 2004-6, Class 1A2, 5.92%, 10/25/2034 (b)	40	38
Series 2005-5, Class A1, 5.78%, 8/25/2035 (b)	313	284
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.55%, 3/25/2037 (b)	207	171
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 3.78%, 10/25/2033 (b)	19	17
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (b)	58	55
Series 2004-13, Class 3A7B, 6.78%, 11/21/2034 (b)	190	178
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 5.54%, 2/25/2033 (b)	42	40
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 6.11%, 9/15/2030 (b)	20	19
Series 2002-TBC1, Class B2, 6.51%, 9/15/2030 (b)	9	7
Series 2001-TBC1, Class B1, 5.99%, 11/15/2031 (b)	79	73
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 5.80%, 9/25/2029 (b)	90	84
Series 2004-1, Class 2A3, 3.88%, 12/25/2034 (b)	74	67
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	638	599
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,852	1,744
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 4.91%, 3/25/2033 (b)	56	49
Series 2003-HYB1, Class B1, 4.91%, 3/25/2033 (b)	58	36
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (b)	627	615
Series 2004-5AR, Class 3A3, 4.38%, 7/25/2034 (b)	81	71
Series 2004-5AR, Class 3A5, 4.38%, 7/25/2034 (b)	454	424
Series 2004-11AR, Class 1A2A, 5.45%, 1/25/2035 (b)	182	162
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 5.96%, 8/15/2032 (b)	34	31
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 5.59%, 2/25/2035 (a) (b)	550	466
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 5.89%, 1/25/2048 (a) (b)	1,297	1,256
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	155	154
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.94%, 10/25/2032 (b)	189	187
PRPM LLC
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (c)	2,053	1,970
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (c)	1,307	1,215
RFMSI Trust
Series 2005-SA2, Class 2A2, 4.66%, 6/25/2035 (b)	327	304
Series 2006-SA4, Class 2A1, 5.20%, 11/25/2036 (b)	158	132
Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	7,432	6,810
Sequoia Mortgage Trust
Series 11, Class A, 6.05%, 12/20/2032 (b)	8	7
Series 2003-3, Class A2, 5.89%, 7/20/2033 (b)	64	56
Series 2004-11, Class A2, 6.07%, 12/20/2034 (b)	340	297
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 5.83%, 3/19/2034 (b)	29	26
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 5.88%, 7/19/2032 (b)	132	78

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 5.35%, 7/25/2033 (b)	250	238
Series 2003-40A, Class 4A, 5.44%, 1/25/2034 (b)	129	119
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.75%, 12/25/2044 (b)	1,264	1,029
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	3,032	2,794
Two Harbors Msr Frn, 7.55%, 4/15/2024 ‡	5,000	5,000
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 4.52%, 6/25/2034 (b)	250	227
Series 2004-AR11, Class A, 4.19%, 10/25/2034 (b)	126	115
Total Collateralized Mortgage Obligations (Cost $257,622)		247,826
Commercial Mortgage-Backed Securities — 11.1%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (b)	3,291	2,847
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	3,500	3,264
Series 2018-DSNY, Class A, 5.96%, 9/15/2034 (a) (b)	6,000	5,950
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650	2,374
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 5.66%, 8/25/2035 (a) (b)	411	379
Series 2005-2A, Class M1, 5.78%, 8/25/2035 (a) (b)	82	76
Series 2007-3, Class A2, 5.57%, 7/25/2037 (a) (b)	396	349
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000	942
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	920	851
BHMS Series 2018-ATLS, Class A, 6.36%, 7/15/2035 (a) (b)	6,000	5,830
BMO Mortgage Trust Series 2022-C3, Class A1, 5.25%, 9/15/2054 (b)	3,432	3,388
BPR Trust Series 2021-KEN, Class A, 6.42%, 2/15/2029 (a) (b)	2,115	2,070
BX Series 2021-MFM1, Class A, 5.87%, 1/15/2034 (a) (b)	3,617	3,528
BX Trust
Series 2021-BXMF, Class A, 5.74%, 10/15/2026 (a) (b)	8,000	7,713
Series 2021-LBA, Class AJV, 5.97%, 2/15/2036 (a) (b)	6,500	6,278
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.24%, 2/10/2037 (a) (b)	12,200	11,378
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.97%, 1/25/2051 (a) (b)	173	165
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3W, Class AFLW, 5.51%, 8/25/2025 (b)	9,633	9,603
Series Q007, Class APT2, 3.37%, 10/25/2047 (b)	1,041	1,007
Series Q013, Class APT1, 1.73%, 5/25/2050 (b)	3,165	3,012
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 7.30%, 10/15/2039 (a) (b)	3,000	2,991
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	5,000	4,700
INTOWN Mortgage Trust Series 2022-STAY, Class A, 7.55%, 8/15/2039 (a) (b)	6,000	5,998
KKR Industrial Portfolio Trust Series 2021-KDIP, Class A, 5.72%, 12/15/2037 (a) (b)	1,038	1,025
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.09%, 3/15/2040 (a) (b)	2,000	2,018
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000	4,097
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032 (a)	5,000	4,612
ONE Mortgage Trust Series 2021-PARK, Class A, 5.87%, 3/15/2036 (a) (b)	7,000	6,571
SMR Mortgage Trust Series 2022-IND, Class A, 6.71%, 2/15/2039 (a) (b)	7,422	6,971
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 6.76%, 11/15/2036 (a) (b)	2,300	2,202
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	37	34

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 6.26%, 2/15/2040 (a) (b)	3,427	3,214
Series 2020-C58, Class A1, 0.55%, 7/15/2053	137	135
Total Commercial Mortgage-Backed Securities (Cost $121,487)		115,572
Corporate Bonds — 9.9%
Automobiles — 0.3%
Hyundai Capital America 1.30%, 1/8/2026 (a)	2,960	2,654
Banks — 2.8%
Banco Santander SA (Spain) 2.75%, 5/28/2025	2,000	1,870
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (d)	1,940	1,932
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	6,470	5,772
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 5.81%, 9/13/2023 (d)	3,000	3,001
Cooperatieve Rabobank UA (Netherlands) (SOFRINDX + 0.30%), 5.39%, 1/12/2024 (d)	10,000	9,992
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	2,900	2,591
Truist Financial Corp. 1.20%, 8/5/2025	4,000	3,615
		28,773
Capital Markets — 0.4%
Credit Suisse AG (Switzerland) 7.95%, 1/9/2025	4,000	4,061
Consumer Finance — 2.4%
American Express Co. (SOFR + 0.93%), 6.05%, 3/4/2025 (d)	5,000	5,013
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.28%), 5.48%, 1/12/2024 (d)	10,000	10,012
Capital One Financial Corp. (SOFR + 1.37%), 4.17%, 5/9/2025 (d)	5,000	4,867
Toyota Motor Credit Corp. (SOFRINDX + 0.33%), 5.42%, 1/11/2024 (d)	5,000	4,996
		24,888
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 1.65%, 2/1/2028	4,335	3,754
Independent Power and Renewable Electricity Producers — 0.1%
Southern Power Co. 0.90%, 1/15/2026	1,780	1,609
Insurance — 2.5%
Athene Global Funding 0.95%, 1/8/2024 (a)	4,160	4,012
Metropolitan Life Global Funding I (SOFR + 0.32%), 5.42%, 1/7/2024 (a) (d)	10,000	9,976
Principal Life Global Funding II 0.88%, 1/12/2026 (a)	8,790	7,860
Protective Life Global Funding 1.17%, 7/15/2025 (a)	5,190	4,725
		26,573
Multi-Utilities — 0.6%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 5.40%, 9/15/2023 (d)	6,000	5,998
Oil, Gas & Consumable Fuels — 0.1%
Phillips 66 Co. 2.45%, 12/15/2024	1,585	1,498
Specialty Retail — 0.3%
Home Depot, Inc. (The) 0.90%, 3/15/2028	3,915	3,343
Total Corporate Bonds (Cost $107,986)		103,151

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 9.1%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	979	931
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	5,221	4,979
Pool # RA2904, 3.00%, 6/1/2050	4,938	4,413
Pool # RA2970, 2.50%, 7/1/2050	5,693	4,909
Pool # RA7683, 5.00%, 7/1/2052	6,466	6,376
Pool # SD1787, 5.00%, 10/1/2052	3,843	3,883
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	169	166
FNMA UMBS, 20 Year
Pool # 254911, 5.00%, 10/1/2023	19	19
Pool # MA1338, 3.00%, 2/1/2033	916	854
Pool # MA1401, 3.00%, 4/1/2033	355	331
Pool # MA1490, 3.00%, 7/1/2033	1,176	1,097
FNMA UMBS, 30 Year
Pool # 50748, 7.50%, 6/1/2023	—	—
Pool # 995724, 6.00%, 4/1/2039	157	164
Pool # AD0588, 5.00%, 12/1/2039	768	776
Pool # AD9721, 5.50%, 8/1/2040	174	174
Pool # BM3048, 4.00%, 10/1/2042	3,201	3,123
Pool # AS4592, 4.00%, 2/1/2045	5,208	5,011
Pool # BM5560, 4.00%, 1/1/2046	3,807	3,704
Pool # CA0411, 4.00%, 9/1/2047	3,681	3,587
Pool # BK0888, 4.00%, 7/1/2048	10,264	9,827
Pool # CA2489, 4.50%, 10/1/2048	656	640
Pool # BP7345, 3.00%, 6/1/2050	6,429	5,744
Pool # BQ7436, 3.00%, 9/1/2051	4,363	3,880
Pool # BQ7454, 3.00%, 12/1/2051	5,888	5,237
Pool # FS2898, 4.50%, 9/1/2052	5,728	5,552
Pool # FS3051, 5.00%, 10/1/2052	3,741	3,780
Pool # FS3421, 5.00%, 12/1/2052	6,866	6,771
FNMA, Other Pool # BK7908, 4.00%, 11/1/2048	377	355
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	77	76
GNMA II, 30 Year
Pool # 1429, 7.50%, 10/20/2023	—	—
Pool # CG5224, 3.50%, 8/20/2051	9,203	8,307
Total Mortgage-Backed Securities (Cost $103,159)		94,666

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.3%
Investment Companies — 6.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (e) (f) (Cost $65,542)	65,540	65,553
Total Investments — 99.7% (Cost $1,085,979)		1,037,781
Other Assets Less Liabilities — 0.3%		2,772
NET ASSETS — 100.0%		1,040,553

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2023.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$391,330	$19,683	$411,013
Collateralized Mortgage Obligations	—	242,826	5,000	247,826
Commercial Mortgage-Backed Securities	—	115,572	—	115,572
Corporate Bonds	—	103,151	—	103,151
Mortgage-Backed Securities	—	94,666	—	94,666
Short-Term Investments
Investment Companies	65,553	—	—	65,553
Total Investments in Securities	$65,553	$947,545	$24,683	$1,037,781
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$18,724	$—	$230	$3	$4,000	$(3,274)	$—	$—	$19,683
Collateralized Mortgage Obligations	—	—	—	—	5,000	—	—	—	5,000
Total	$18,724	$—	$230	$3	$9,000	$(3,274)	$—	$—	$24,683

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $(199).
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$16,141	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 12.00% (3.84%)
			Yield (Discount Rate of Cash Flows)	5.74% - 7.60% (6.32%)

Asset-Backed Securities	16,141
Total	$16,141

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2023, the value of these investments was $8,542. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$98,193	$63,376	$95,992	$2	$(26)	$65,553	65,540	$991	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.